Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Contracted but not provided for:
A factory construction project	166,333	156,850
Construction commitments	17,564	4,251
Assets under construction	45	326
Total	183,942	161,427